Asset impairment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Asset Impairment Charges [Abstract]
Flight equipment held for operating leases (Note 6)	$ 128,409	$ 986,559	$ 69,383
Goodwill	0	58,094	0
Flight equipment held for sale	0	5,483	766
Maintenance rights and other	0	36,847	0
Asset impairment	$ 128,409	$ 1,086,983	$ 70,149